STOCKHOLDERS EQUITY (DEFICIT) - Status of outstanding stock warrants (Details) (USD $)	3 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Number of Warrants	Mar. 31, 2013 Weighted Average Exercise Price	Dec. 31, 2012 Weighted Average Exercise Price	Mar. 31, 2013 Weighted Average Remaining Contractual Life (Years)	Dec. 31, 2012 Number of Warrants	Dec. 31, 2012 Weighted Average Remaining Contractual Life (Years)
Beginning Balance	2,589,109
Beginning balance, Per Share	$ 0.54		$ 0.54
Balance, Life	6 years 3 months 8 days	6 years 6 months 7 days
Balance, Per Share	$ 0.54	$ 0.54
Granted								13,589,109
Granted, Per Share						$ 0.51
Granted, Remaining life							0 years		9 years
Cancelled								(4,800,000)
Cancelled, Per Share						$ 0.50
Cancelled, Remaining life							0 years		10 years
Forfeited
Exercised								(6,200,000)
Exercised, Per Share						$ 0.50
Exercised, Remaining life							0 years		10 years
Ending balance	2,589,109
Ending balance, Per Share	$ 0.54		$ 0.54
Ending balance, Remaining life	6 years 3 months 8 days								7 years
Warrants exercisable	1,589,109	1,089,109
Warrants exercisable, Per Share	$ 0.57
Weighted average fair value of warrants granted during the year ended December 31, 2012, Per Share	$ 0.57					$ 0.51